Revenue - Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue
Accounts receivable	$ 8,143	$ 8,688
Unbilled services	2,825	2,512
Total accounts receivable and unbilled services	10,968	11,200
Allowance for doubtful accounts	(269)
Total accounts receivable and unbilled services, net	$ 10,699	$ 11,200